accounts payable and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2026
accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	June 30,	December 31,
As at (millions)	2026	2025
Trade accounts payable [1]
Supply chain financing – arm’s-length third party has paid supplier	$20	$16
Supply chain financing – eligible payable [2]	15	11
Amounts that are part of supply chain financing	35	27
Amounts that are not part of supply chain financing	1,113	955
	1,148	982
Accrued liabilities	1,187	1,246
Payroll and other employee-related liabilities	622	651
Interest payable	320	389
Indirect taxes payable and other	182	226
	$3,459	$3,494

1	The composition of trade accounts payable fluctuates due to various factors, including suppliers’ invoice timing, our data processing cycle timing and the seasonal nature of certain business activities, as well as whether the statement of financial position date falls on a business day. Trade accounts payable represent future payments for invoices received in respect of both operating and capital activities, and may include amounts for assessed and self-assessed government remittances.
2	Amounts eligible for suppliers to choose to be paid in advance of industry-standard payment terms.